Fair Value Measurements - Fair Value of Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	$ 1,061	$ 1,283
Securities available for sale	39,596	37,707
Loans, net of unearned income (residential)	106,541	104,260
Derivative assets	472	612
Netting adjustments	(297)	(363)
Total derivative assets	$ 175	$ 249
Derivative Asset Statement Of Financial Position Extensible Enumeration Not Disclosed Flag	Total derivative assets	Total derivative assets
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	$ 927	$ 1,439
Netting adjustments	(274)	(411)
U.S. Treasury, agencies and corporations
ASSETS MEASURED ON A RECURRING BASIS
Securities available for sale	7,886	8,904
Agency residential mortgage-backed securities
ASSETS MEASURED ON A RECURRING BASIS
Securities available for sale	19,195	15,169
Agency commercial mortgage-backed securities
ASSETS MEASURED ON A RECURRING BASIS
Securities available for sale	3,950	4,410
Fair Value, Recurring
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	1,056	1,265
Commercial loans	5	18
Total trading account assets	1,061	1,283
Securities available for sale	39,596	37,707
Total other investments	86	73
Loans, net of unearned income (residential)	11	10
Loans held for sale (residential)	149	93
Derivative assets	472	612
Netting adjustments	(297)	(363)
Total derivative assets	175	249
Total assets on a recurring basis at fair value	41,078	39,415
LIABILITIES MEASURED ON A RECURRING BASIS
Total liabilities on a recurring basis at fair value	1,474	1,908
Fair Value, Recurring | Agency residential collateralized mortgage obligations
ASSETS MEASURED ON A RECURRING BASIS
Securities available for sale	8,565	9,224
Fair Value, Recurring | U.S. Treasury, agencies and corporations
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	674	930
Securities available for sale	7,886	8,904
Fair Value, Recurring | States and political subdivisions
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	60	127
Securities available for sale	0	0
Fair Value, Recurring | Other securities
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	6	25
Securities available for sale	0	0
Fair Value, Recurring | Agency commercial mortgage-backed securities
ASSETS MEASURED ON A RECURRING BASIS
Securities available for sale	3,950	4,410
Fair Value, Recurring | Principal Investments
ASSETS MEASURED ON A RECURRING BASIS
Total other investments	9	14
Fair Value, Recurring | Equity Investments
ASSETS MEASURED ON A RECURRING BASIS
Total other investments	77	59
Fair Value, Recurring | Equity Investments, Direct
ASSETS MEASURED ON A RECURRING BASIS
Total other investments	3	2
Fair Value, Recurring | Other mortgage-backed securities
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	316	183
Fair Value, Recurring | Other mortgage-backed securities | Agency residential mortgage-backed securities
ASSETS MEASURED ON A RECURRING BASIS
Securities available for sale	19,195	15,169
Fair Value, Recurring | Short positions
LIABILITIES MEASURED ON A RECURRING BASIS
Short positions	821	880
Fair Value, Recurring | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	927	1,439
Netting adjustments	(274)	(411)
Total derivative liabilities	653	1,028
Fair Value, Recurring | Interest rate
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	132	110
Fair Value, Recurring | Interest rate | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	577	965
Fair Value, Recurring | Foreign exchange
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	83	124
Fair Value, Recurring | Foreign exchange | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	80	117
Fair Value, Recurring | Commodity
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	249	363
Fair Value, Recurring | Commodity | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	237	343
Fair Value, Recurring | Credit
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	0	0
Fair Value, Recurring | Credit | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	8	0
Fair Value, Recurring | Other
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	8	15
Fair Value, Recurring | Other | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	25	14
Level 1 | Fair Value, Recurring
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	0	0
Commercial loans	0	0
Total trading account assets	0	0
Securities available for sale	0	0
Total other investments	0	0
Loans, net of unearned income (residential)	0	0
Loans held for sale (residential)	0	0
Derivative assets	39	93
Netting adjustments	0	0
Total derivative assets	39	93
Total assets on a recurring basis at fair value	39	93
LIABILITIES MEASURED ON A RECURRING BASIS
Total liabilities on a recurring basis at fair value	448	192
Level 1 | Fair Value, Recurring | Agency residential collateralized mortgage obligations
ASSETS MEASURED ON A RECURRING BASIS
Securities available for sale	0	0
Level 1 | Fair Value, Recurring | U.S. Treasury, agencies and corporations
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	0	0
Securities available for sale	0	0
Level 1 | Fair Value, Recurring | States and political subdivisions
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	0	0
Securities available for sale	0	0
Level 1 | Fair Value, Recurring | Other securities
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	0	0
Securities available for sale	0	0
Level 1 | Fair Value, Recurring | Agency commercial mortgage-backed securities
ASSETS MEASURED ON A RECURRING BASIS
Securities available for sale	0	0
Level 1 | Fair Value, Recurring | Principal Investments
ASSETS MEASURED ON A RECURRING BASIS
Total other investments	0	0
Level 1 | Fair Value, Recurring | Equity Investments
ASSETS MEASURED ON A RECURRING BASIS
Total other investments	0	0
Level 1 | Fair Value, Recurring | Equity Investments, Direct
ASSETS MEASURED ON A RECURRING BASIS
Total other investments	0	0
Level 1 | Fair Value, Recurring | Other mortgage-backed securities
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	0	0
Level 1 | Fair Value, Recurring | Other mortgage-backed securities | Agency residential mortgage-backed securities
ASSETS MEASURED ON A RECURRING BASIS
Securities available for sale	0	0
Level 1 | Fair Value, Recurring | Short positions
LIABILITIES MEASURED ON A RECURRING BASIS
Short positions	412	107
Level 1 | Fair Value, Recurring | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	36	85
Netting adjustments	0	0
Total derivative liabilities	36	85
Level 1 | Fair Value, Recurring | Interest rate
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	0	0
Level 1 | Fair Value, Recurring | Interest rate | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	0	0
Level 1 | Fair Value, Recurring | Foreign exchange
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	39	93
Level 1 | Fair Value, Recurring | Foreign exchange | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	36	85
Level 1 | Fair Value, Recurring | Commodity
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	0	0
Level 1 | Fair Value, Recurring | Commodity | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	0	0
Level 1 | Fair Value, Recurring | Credit
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	0	0
Level 1 | Fair Value, Recurring | Credit | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	0	0
Level 1 | Fair Value, Recurring | Other
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	0	0
Level 1 | Fair Value, Recurring | Other | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	0	0
Level 2 | Fair Value, Recurring
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	1,056	1,265
Commercial loans	5	18
Total trading account assets	1,061	1,283
Securities available for sale	39,596	37,707
Total other investments	0	0
Loans, net of unearned income (residential)	0	0
Loans held for sale (residential)	149	93
Derivative assets	435	523
Netting adjustments	0	0
Total derivative assets	435	523
Total assets on a recurring basis at fair value	41,241	39,606
LIABILITIES MEASURED ON A RECURRING BASIS
Total liabilities on a recurring basis at fair value	1,300	2,127
Level 2 | Fair Value, Recurring | Agency residential collateralized mortgage obligations
ASSETS MEASURED ON A RECURRING BASIS
Securities available for sale	8,565	9,224
Level 2 | Fair Value, Recurring | U.S. Treasury, agencies and corporations
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	674	930
Securities available for sale	7,886	8,904
Level 2 | Fair Value, Recurring | States and political subdivisions
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	60	127
Securities available for sale	0	0
Level 2 | Fair Value, Recurring | Other securities
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	6	25
Securities available for sale	0	0
Level 2 | Fair Value, Recurring | Agency commercial mortgage-backed securities
ASSETS MEASURED ON A RECURRING BASIS
Securities available for sale	3,950	4,410
Level 2 | Fair Value, Recurring | Principal Investments
ASSETS MEASURED ON A RECURRING BASIS
Total other investments	0	0
Level 2 | Fair Value, Recurring | Equity Investments
ASSETS MEASURED ON A RECURRING BASIS
Total other investments	0	0
Level 2 | Fair Value, Recurring | Equity Investments, Direct
ASSETS MEASURED ON A RECURRING BASIS
Total other investments	0	0
Level 2 | Fair Value, Recurring | Other mortgage-backed securities
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	316	183
Level 2 | Fair Value, Recurring | Other mortgage-backed securities | Agency residential mortgage-backed securities
ASSETS MEASURED ON A RECURRING BASIS
Securities available for sale	19,195	15,169
Level 2 | Fair Value, Recurring | Short positions
LIABILITIES MEASURED ON A RECURRING BASIS
Short positions	409	773
Level 2 | Fair Value, Recurring | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	891	1,354
Netting adjustments	0	0
Total derivative liabilities	891	1,354
Level 2 | Fair Value, Recurring | Interest rate
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	135	114
Level 2 | Fair Value, Recurring | Interest rate | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	577	965
Level 2 | Fair Value, Recurring | Foreign exchange
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	44	31
Level 2 | Fair Value, Recurring | Foreign exchange | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	44	32
Level 2 | Fair Value, Recurring | Commodity
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	249	363
Level 2 | Fair Value, Recurring | Commodity | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	237	343
Level 2 | Fair Value, Recurring | Credit
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	0	0
Level 2 | Fair Value, Recurring | Credit | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	8	0
Level 2 | Fair Value, Recurring | Other
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	7	15
Level 2 | Fair Value, Recurring | Other | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	25	14
Level 3 | Fair Value, Recurring
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	0	0
Commercial loans	0	0
Total trading account assets	0	0
Securities available for sale	0	0
Total other investments	3	2
Loans, net of unearned income (residential)	11	10
Loans held for sale (residential)	0	0
Derivative assets	(2)	(4)
Netting adjustments	0	0
Total derivative assets	(2)	(4)
Total assets on a recurring basis at fair value	12	8
LIABILITIES MEASURED ON A RECURRING BASIS
Total liabilities on a recurring basis at fair value	0	0
Level 3 | Fair Value, Recurring | Agency residential collateralized mortgage obligations
ASSETS MEASURED ON A RECURRING BASIS
Securities available for sale	0	0
Level 3 | Fair Value, Recurring | U.S. Treasury, agencies and corporations
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	0	0
Securities available for sale	0	0
Level 3 | Fair Value, Recurring | States and political subdivisions
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	0	0
Securities available for sale	0	0
Level 3 | Fair Value, Recurring | Other securities
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	0	0
Securities available for sale	0	0
Level 3 | Fair Value, Recurring | Agency commercial mortgage-backed securities
ASSETS MEASURED ON A RECURRING BASIS
Securities available for sale	0	0
Level 3 | Fair Value, Recurring | Principal Investments
ASSETS MEASURED ON A RECURRING BASIS
Total other investments	0	0
Level 3 | Fair Value, Recurring | Equity Investments
ASSETS MEASURED ON A RECURRING BASIS
Total other investments	3	2
Level 3 | Fair Value, Recurring | Equity Investments, Direct
ASSETS MEASURED ON A RECURRING BASIS
Total other investments	3	2
Level 3 | Fair Value, Recurring | Other mortgage-backed securities
ASSETS MEASURED ON A RECURRING BASIS
Total trading account securities	0	0
Level 3 | Fair Value, Recurring | Other mortgage-backed securities | Agency residential mortgage-backed securities
ASSETS MEASURED ON A RECURRING BASIS
Securities available for sale	0	0
Level 3 | Fair Value, Recurring | Short positions
LIABILITIES MEASURED ON A RECURRING BASIS
Short positions	0	0
Level 3 | Fair Value, Recurring | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	0	0
Netting adjustments	0	0
Total derivative liabilities	0	0
Level 3 | Fair Value, Recurring | Interest rate
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	(3)	(4)
Level 3 | Fair Value, Recurring | Interest rate | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	0	0
Level 3 | Fair Value, Recurring | Foreign exchange
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	0	0
Level 3 | Fair Value, Recurring | Foreign exchange | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	0	0
Level 3 | Fair Value, Recurring | Commodity
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	0	0
Level 3 | Fair Value, Recurring | Commodity | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	0	0
Level 3 | Fair Value, Recurring | Credit
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	0	0
Level 3 | Fair Value, Recurring | Credit | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	0	0
Level 3 | Fair Value, Recurring | Other
ASSETS MEASURED ON A RECURRING BASIS
Derivative assets	1	0
Level 3 | Fair Value, Recurring | Other | Long positions
LIABILITIES MEASURED ON A RECURRING BASIS
Derivative liabilities	0	0
Measured at NAV | Fair Value, Recurring | Principal investments: Indirect | Variable Interest Entity, Not Primary Beneficiary
ASSETS MEASURED ON A RECURRING BASIS
Total other investments	9	14
Measured at NAV | Fair Value, Recurring | Equity Investments, Direct, NAV
ASSETS MEASURED ON A RECURRING BASIS
Total other investments	71	54
Measured at NAV | Fair Value, Recurring | Equity Investments, Indirect, NAV
ASSETS MEASURED ON A RECURRING BASIS
Total other investments	$ 3	$ 3